Cover	Apr. 02, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 02, 2020
Entity Registrant Name	FUNKO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38274
Entity Tax Identification Number	35-2593276
Entity Address, Address Line One	2802 Wetmore Avenue
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98201
City Area Code	425
Local Phone Number	783-3616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	FNKO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001704711
Amendment Flag	false